Schedule of Investments Municipal Fund Inc.^ (Unaudited)
July 31, 2025

Principal Amount		Value
Municipal Notes 175.1%
Alabama 5.2%
$3,125,000	Energy Southeast A Cooperative District Revenue, Series 2023 A-1, 5.50%, due 11/1/2053 Putable 1/1/2031	$3,362,599
9,000,000	Mobile County Industrial Development Authority Revenue (AM/NS Calvert LLC Project), Series 2024-A, 5.00%, due 6/1/2054	8,183,046
5,000,000	Southeast Energy Authority A Cooperative District Revenue, Series 2025-A, 5.00%, due 1/1/2056 Putable 6/1/2035	5,044,758
		16,590,403
American Samoa 0.9%
2,800,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	2,810,552
Arizona 0.8%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	495,157 (a)
770,000	Navajo Nation Revenue Refunding, Series 2015-A, 5.00%, due 12/1/2025	772,782 (a)
1,500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2054	1,268,084 (a)
		2,536,023
California 27.0%
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,000,586
	California Educational Facilities Authority Revenue Refunding (University of Redlands)
250,000	Series 2016-A, 5.00%, due 10/1/2028	252,619
260,000	Series 2016-A, 3.00%, due 10/1/2029	253,393
400,000	Series 2016-A, 3.00%, due 10/1/2030	384,908
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	398,184 (a)
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
630,000	Series 2014, 5.13%, due 7/1/2029	630,241 (a)
1,000,000	Series 2014, 5.63%, due 7/1/2044	954,505 (a)
760,000	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project), Series 2014, 5.13%, due 7/1/2029	760,322
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
55,000	Series 2015-A, 4.50%, due 10/1/2025	55,003
1,115,000	Series 2019-A, 5.00%, due 10/1/2049	964,054 (a)
1,500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	1,478,529 (a)
1,070,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	1,072,109 (a)
	California Municipal Finance Authority Revenue (Northbay Healthcare Group)
350,000	Series 2015, 5.00%, due 11/1/2035	349,998
500,000	Series 2015, 5.00%, due 11/1/2040	473,165
300,000	Series 2015, 5.00%, due 11/1/2044	277,961
500,000	Series 2017-A, 5.25%, due 11/1/2036	501,217
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM), 4.00%, due 5/15/2048	1,725,184
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,408,666 (a)
400,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	400,441 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$1,000,000	California State General Obligation, Series 2022, 5.00%, due 9/1/2052	$1,017,343
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	1,800,968
2,549,157	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	25 (a)(b)
2,760,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	2,773,952 (a)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	249,000 (a)(b)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	400,190 (a)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,240,024
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	481,875 (a)
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	600,609 (a)
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	1,501,423
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,340,978
425,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	425,387
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	506,625 (a)
1,500,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Subseries 2014-B2, 3.50%, due 1/15/2053	1,154,726
1,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AG), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,000,000
545,000	Inglewood Unified School District Facilities Financing Authority Revenue, Series 2007, (AG), 5.25%, due 10/15/2026	549,755
	Irvine Special Tax (Community Facility District No. 2005-2)
450,000	Series 2013, 4.00%, due 9/1/2025	450,386
645,000	Series 2013, 3.50%, due 9/1/2026	645,352
690,000	Series 2013, 3.63%, due 9/1/2027	690,297
1,775,000	Los Angeles Department of Airports Revenue, Series 2022-G, 4.00%, due 5/15/2047	1,537,121
500,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2025-A, (BAM), 5.00%, due 7/1/2053	497,710
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	2,696,073
5,125,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (AG), 5.50%, due 8/1/2029	5,506,398
5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,197,218
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	101,292
200,000	Series 2017, 4.00%, due 9/1/2030	201,922
525,000	Series 2017, 3.25%, due 9/1/2031	512,745
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047	1,702,801
400,000	Sacramento City Finance Authority Revenue Refunding (Master Lease Program Facilities), Series 2006-E, (AMBAC), 5.25%, due 12/1/2026	415,330
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	487,071 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	$1,720,270
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 6.13%, due 8/1/2032	6,584,221
2,000,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM), 5.00%, due 9/1/2025	2,003,330
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM), 4.13%, due 8/1/2047	1,791,853
12,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	13,522,122
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (AG), 0.00%, due 8/1/2026	4,954,485
5,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AG), 0.00%, due 8/1/2036	5,919,708 (c)(d)
		85,521,670
Colorado 1.8%
1,603,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	1,586,255 (a)
2,700,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	2,381,328 (a)
4,566,666	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	1,754,696
		5,722,279
Connecticut 2.8%
4,585,000	Norwalk Housing Authority Revenue (Monterey Village Apartments), Class PT, Series 2024, (FNMA), 4.40%, due 9/1/2042	4,342,047
1,000,000	Stamford Housing Authority Revenue Refunding (Mozaic Concierge Living Project), Series 2025-D, 6.50%, due 10/1/2055	983,756
3,710,000	Waterbury Housing Authority Revenue (Laurel Estates Preservation Project), Series 2025-A, (FHLMC), (HUD), 4.50%, due 2/1/2042	3,595,719
		8,921,522
District of Columbia 0.2%
650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	582,427
Florida 5.2%
800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	14,000 (a)(b)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,636,200 (a)
270,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	273,273
1,420,000	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.), Series 2014-A, 5.75%, due 6/15/2029	1,421,224 (a)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	1,031,581
2,000,000	Florida Development Finance Corp. Revenue (Brightline Florida Passenger Rail Expansion Project), Series 2025-A, 8.25%, due 7/1/2057 Putable 8/13/2025	1,700,005 (a)
3,400,000	Florida Development Finance Corp. Revenue (Tampa General Hospital Project), Series 2024-A, 4.50%, due 8/1/2055	2,946,369
2,000,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2049	2,008,326
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Florida – cont'd
$4,000,000	Orange County Health Facilities Authority Revenue (Orlando Health Obligated Group), Series 2025-A, 4.50%, due 10/1/2056	$3,551,216
670,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	670,334
945,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	711,429
700,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	623,850 (a)
		16,587,807
Georgia 3.3%
700,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	698,242 (a)
2,000,000	Atlanta Urban Residential Finance Authority Revenue, Series 2024-A, (FNMA), 4.85%, due 9/1/2043	1,973,418
	Main Street Natural Gas, Inc. Gas Supply Revenue
6,000,000	Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	5,992,219 (a)
1,600,000	Series 2024-C, 5.00%, due 12/1/2054 Putable 12/1/2031	1,681,475
		10,345,354
Guam 1.5%
	Antonio B Won Pat International Airport Authority Revenue Refunding
525,000	Series 2023-A, 5.38%, due 10/1/2040	539,243
750,000	Series 2023-A, 5.38%, due 10/1/2043	757,207
	Guam Power Authority Revenue
1,000,000	Series 2022-A, 5.00%, due 10/1/2035	1,071,122
1,035,000	Series 2022-A, 5.00%, due 10/1/2036	1,098,000
1,075,000	Series 2022-A, 5.00%, due 10/1/2037	1,131,634
		4,597,206
Idaho 0.1%
350,000	Idaho Health Facilities Authority Revenue Refunding (St. Lukes Health System), (LOC: U.S. Bank N.A.), Series 2018-C, 2.80%, due 3/1/2048	350,000 (e)
Illinois 10.4%
5,705,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	5,709,010
1,250,000	Chicago Midway International Airport Revenue Refunding, Series 2023-A, (BAM), 5.50%, due 1/1/2053	1,268,900
	Chicago O'Hare International Airport Revenue
4,100,000	Series 2022-A, 5.00%, due 1/1/2055	3,968,912
2,500,000	Series 2024-A, 5.50%, due 1/1/2059	2,544,782
3,000,000	Chicago Refunding General Obligation, Series 2017-A, 6.00%, due 1/1/2038	3,047,276
4,250,000	Illinois Finance Authority Revenue (CenterPoint Joliet Terminal Railroad Project), Series 2010, 4.80%, due 12/1/2043 Putable 7/2/2035	4,245,367 (a)
1,560,000	Illinois Finance Authority Revenue Refunding (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,601,696
	Illinois State General Obligation
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,420,434
775,000	Series 2021-A, 5.00%, due 3/1/2046	753,922
5,000,000	Series 2023-B, 4.50%, due 5/1/2048	4,395,504
		32,955,803
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Indiana 0.7%
$2,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.13%, due 3/1/2057	$2,051,206
Kansas 0.2%
720,000	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project), Series 2021, 3.50%, due 6/1/2034	685,595
Kentucky 0.5%
	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health)
500,000	Series 2017-A, 5.00%, due 6/1/2041	485,010
1,000,000	Series 2017-A, 5.00%, due 6/1/2045	948,286
		1,433,296
Louisiana 3.6%
580,583	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	488,557 (a)
1,715,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,671,035 (a)
8,000,000	Louisiana Public Facilities Authority Revenue (I-10 Calcasieu River Bridge), Series 2024, 5.00%, due 9/1/2066	7,286,385
1,885,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.25%, due 7/1/2053	1,905,556
		11,351,533
Maine 0.4%
1,300,000	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	1,300,567
Maryland 0.1%
300,000	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	281,158
Massachusetts 1.8%
2,900,000	Massachusetts Development Finance Agency Revenue (Care Communities LLC Obligated), Series 2025-A, 6.50%, due 7/15/2060	2,775,292 (a)
1,200,000	Massachusetts Development Finance Agency Revenue (Merrimack College Student Housing Project), Series 2024-A, 5.00%, due 7/1/2054	1,067,464 (a)
2,000,000	Massachusetts Development Finance Agency Revenue Refunding (Suffolk University), Series 2025, 5.25%, due 7/1/2055	1,870,340
125,000	Massachusetts State Education Financing Authority Revenue, Series 2023-C, 5.00%, due 7/1/2053	116,628
		5,829,724
Michigan 1.8%
	Michigan State Building Authority Revenue (Facilities Program)
2,000,000	Series 2022-I, 5.00%, due 10/15/2047	2,007,645
2,880,000	Series 2022-I , 5.25%, due 10/15/2057	2,923,958
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	710,098
		5,641,701
Minnesota 0.8%
2,000,000	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group), Series 2024, 5.25%, due 1/1/2054	1,996,645
400,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	370,107 (a)
		2,366,752
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Mississippi 1.1%
$2,200,000	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project), Series 2011-A, 2.70%, due 11/1/2035	$2,200,000 (e)
1,475,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	1,319,678 (a)
		3,519,678
Missouri 0.2%
575,000	Missouri State Health & Educational Facilities Authority Revenue Refunding (St. Louis University), (LOC: Wells Fargo Bank N.A.), Series 2008-B-2, 2.75%, due 10/1/2035	575,000 (e)
Nebraska 3.4%
10,250,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	10,759,446
Nevada 0.2%
	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy)
255,000	Series 2015-A, 4.00%, due 12/15/2025	254,520 (a)
500,000	Series 2015-A, 5.13%, due 12/15/2045	457,779 (a)
		712,299
New Hampshire 0.2%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	589,895 (a)
New Jersey 5.6%
250,000	New Jersey Economic Development Authority Revenue (The Goethals Bridge Replacement Project), Series 2013-A, 5.50%, due 1/1/2026	250,534
7,000,000	New Jersey State Economic Development Authority Revenue (School Facilities Construction Program), Series 2019, 4.00%, due 6/15/2049	5,870,348
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	999,578 (a)
725,000	Series 2019-A, 5.00%, due 6/15/2054	649,664 (a)
1,000,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue (Riverview Towers Apartments), Class PT, Series 2024-B, (FHA), (GNMA), 5.25%, due 12/20/2065	1,002,966
4,150,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2023-BB, 5.25%, due 6/15/2050	4,224,990
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
4,000,000	Series 2018-A, 4.25%, due 12/15/2038	3,858,536
1,000,000	Series 2018-A, (BAM), 4.00%, due 12/15/2037	964,771
		17,821,387
New Mexico 0.4%
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,345,268 (a)
New York 34.2%
	Albany Capital Resource Corp. Revenue Refunding (Albany College of Pharmacy & Health Sciences)
380,000	Series 2014-A, 5.00%, due 12/1/2027	380,372
375,000	Series 2014-A, 5.00%, due 12/1/2028	375,344
270,000	Series 2014-A, 5.00%, due 12/1/2029	270,225
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017-A, 5.00%, due 8/1/2047	454,798
1,550,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,570,553
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
$500,000	Series 2015, 5.00%, due 11/15/2027	$501,732
500,000	Series 2015, 5.00%, due 11/15/2028	501,779
625,000	Series 2015, 5.00%, due 11/15/2029	627,160
	Build NYC Resource Corp. Revenue
1,665,000	Series 2014, 5.00%, due 11/1/2024	999,000 (b)
835,000	Series 2014, 5.25%, due 11/1/2029	501,000
650,000	Series 2014, 5.25%, due 11/1/2034	390,000
975,000	Series 2014, 5.50%, due 11/1/2044	585,000
1,000,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	877,912 (a)
1,400,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	1,263,605 (a)
750,000	Build NYC Resource Corp. Revenue (Senior Airport Facilities), Series 2025, 5.50%, due 7/1/2055	736,633
	Build NYC Resource Corp. Revenue Refunding (City University - Queens College)
270,000	Series 2014-A, 5.00%, due 6/1/2026	270,288
225,000	Series 2014-A, 5.00%, due 6/1/2029	225,308
2,595,000	Build NYC Resource Corp. Revenue Refunding (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	1,971,971
	Build NYC Resource Corp. Revenue Refunding (Packer Collegiate Institute Project)
155,000	Series 2015, 5.00%, due 6/1/2026	155,249
125,000	Series 2015, 5.00%, due 6/1/2027	125,184
195,000	Series 2015, 5.00%, due 6/1/2028	195,281
220,000	Series 2015, 5.00%, due 6/1/2029	220,296
325,000	Series 2015, 5.00%, due 6/1/2030	325,413
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
200,000	Series 2016-A-1, 5.00%, due 7/1/2041	199,108
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	264,460
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
390,000	Series 2018, 5.00%, due 7/1/2030	404,494
405,000	Series 2018, 5.00%, due 7/1/2031	417,964
425,000	Series 2018, 5.00%, due 7/1/2032	436,672
450,000	Series 2018, 5.00%, due 7/1/2033	460,174
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,450,932
10,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	8,665,077
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,458,989
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AG), 5.00%, due 1/15/2029	300,547
	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project)
500,000	Series 2013-A, 5.00%, due 10/1/2025	500,611
250,000	Series 2013-A, 4.00%, due 10/1/2026	250,099
1,000,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	1,001,064
4,175,000	Nassau County Tobacco Settlement Corp. Asset Backed, Series 2006-A-3, 5.13%, due 6/1/2046	3,336,436
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,236,705
1,000,000	New York Liberty Development Corp. Revenue Refunding (3 World Trade Center Project), Class 2-3, Series 2014, 5.38%, due 11/15/2040	985,485 (a)
3,390,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 4.00%, due 3/15/2054	2,835,325
500,000	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project), Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	465,284 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$430,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA), 3.05%, due 11/1/2027	$430,072
2,545,000	New York State Mortgage Agency Homeowner Mortgage Revenue Refunding, Series 2014-189, 3.45%, due 4/1/2027	2,545,052
4,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2020, 4.38%, due 10/1/2045	3,469,208
	New York State Transportation Development Corp. Special Facility Revenue (JFK International Airport New Terminal 1 Project)
750,000	Series 2023, 6.00%, due 6/30/2054	761,791
3,000,000	Series 2023, 5.38%, due 6/30/2060	2,851,343
10,000,000	Series 2024, 5.50%, due 6/30/2054	9,646,242
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	999,736
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal C&D Redevelopment Project), Series 2023, 5.63%, due 4/1/2040	2,051,269
1,500,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,499,908
11,010,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK Airport Terminal 6 Redevelopment Project), Series 2024-A, 5.50%, due 12/31/2060	10,637,872
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	84,427
500,000	Series 2022, 5.00%, due 12/1/2039	501,681
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	886,283 (a)
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
375,000	Series 2019-A, 5.00%, due 4/1/2037	378,597
350,000	Series 2019-A, 5.00%, due 4/1/2038	351,913
350,000	Series 2019-A, 5.00%, due 4/1/2039	350,516
500,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	522,552 (a)
175,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Six), Series 2024, 5.00%, due 9/1/2033	191,679
7,125,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Two), Series 2023-242, 5.00%, due 12/1/2053	7,081,311
1,920,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Two), Series 2022-232, 4.63%, due 8/1/2052	1,740,665
500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	491,109
1,000,000	State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 2024-264, (SONYMA), 4.60%, due 10/1/2054	929,861
	Triborough Bridge & Tunnel Authority Revenue
2,200,000	(LOC: U.S. Bank N.A.), Series 2003-B-1, 2.80%, due 1/1/2033	2,200,000 (e)
4,000,000	Series 2025-A, 5.50%, due 12/1/2059	4,149,350
3,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2024-A-1, 5.25%, due 5/15/2059	3,062,548
	TSASC, Inc. Revenue Refunding
580,000	Series 2017-A, 5.00%, due 6/1/2028	592,903
3,000,000	Series 2017-A, 5.00%, due 6/1/2041	2,861,441
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	941,130
665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	593,358
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$5,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, (ST AID WITHHLDG), 5.00%, due 5/1/2047	$5,041,041
		108,038,387
North Carolina 2.9%
	Charlotte Airport Revenue
1,250,000	Series 2023-B, 5.00%, due 7/1/2044	1,230,754
1,500,000	Series 2023-B, 5.00%, due 7/1/2048	1,468,407
1,400,000	North Carolina Housing Finance Agency Revenue, (LOC: TD Bank N.A.), Series 2023-52, (FHLMC), (FNMA), (GNMA), 2.75%, due 7/1/2049	1,400,000 (e)
1,700,000	North Carolina Medical Care Commission Retirement Facilities Revenue, Series 2020-A, 4.00%, due 9/1/2050	1,257,444
4,000,000	North Carolina Turnpike Authority Revenue (Triangle Expressway System), Series 2024-A, (AG), 5.00%, due 1/1/2058	3,959,636
		9,316,241
Ohio 9.1%
29,795,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Class 2, Series 2020-B-2, 5.00%, due 6/1/2055	24,202,595
2,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	2,113,616 (a)
2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	2,301,301
		28,617,512
Oregon 0.5%
10,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA), (FHLMC), (FNMA), (GNMA), 3.50%, due 7/1/2027	9,999
2,180,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	1,517,693
		1,527,692
Pennsylvania 5.2%
1,930,000	Allentown Neighborhood Improvement Zone Development Authority Revenue (City Center Project), Series 2024, 5.00%, due 5/1/2042	1,886,570 (a)
2,830,000	Lancaster County Hospital Authority Revenue Refunding (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	2,830,169
1,035,000	Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Finco LP-P3 Project), Series 2015, 5.00%, due 6/30/2042	1,003,520
3,500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	3,524,489
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	470,000 (a)(b)
7,255,000	Philadelphia Water & Wastewater Revenue Refunding, Series 2023-B, (AG), 4.50%, due 9/1/2048	6,865,367
		16,580,115
Puerto Rico 7.0%
1,750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	1,458,662
22,552,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	20,610,605
		22,069,267
South Carolina 2.6%
3,110,000	Patriots Energy Group Financing Agency Revenue Refunding, Series 2023-B-1, 5.25%, due 2/1/2054 Putable 3/1/2031	3,342,942
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina – cont'd
$1,875,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	$1,882,571
550,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	60,500 (a)(b)
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	3,255 #(b)(f)(g)
750,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	67,500 (a)(b)
2,500,000	South Carolina Jobs-Economic Development Authority Revenue (Novant Health Obligated Group), Series 2024-A, 4.50%, due 11/1/2054	2,230,546
735,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2024-A, 4.75%, due 1/1/2054	693,924
		8,281,238
Tennessee 1.1%
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	1,555,732
	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC)
1,000,000	Series 2024-A1, 5.00%, due 6/1/2044	928,015 (a)
1,000,000	Series 2024-A1, 5.25%, due 6/1/2056	901,120 (a)
		3,384,867
Texas 12.8%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	232,405
	Arlington Higher Education Finance Corp. Revenue (Basis Texas Charter Schools, Inc.)
1,000,000	Series 2024, 4.88%, due 6/15/2059	877,654 (a)
700,000	Series 2024, 5.00%, due 6/15/2064	620,358 (a)
825,000	Arlington Higher Education Finance Corp. Revenue (Universal Academy), Series 2014-A, 6.63%, due 3/1/2029	825,607
730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	649,902
185,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	185,025 (a)
3,000,000	Dallas Fort Worth International Airport Revenue Refunding, Series 2023-B, 5.00%, due 11/1/2047	3,020,357
2,085,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	1,329,673
1,500,000	Elm Ridge Water Control & Improvement District of Denton County General Obligation, Series 2013, 5.00%, due 9/1/2037	1,398,517
3,050,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	2,999,182
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	1,891,880
7,100,000	Fort Bend County Texas Public Facility Corp. Revenue, Series 2023, 5.00%, due 3/1/2053	7,143,832
915,000	Harris County Cultural Education Facilities Finance Corp. Revenue (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 5.75%, due 1/1/2028	916,361
1,500,000	Houston Airport System Revenue (United Airlines, Inc.), Series 2024-B, 5.50%, due 7/15/2038	1,548,540
1,000,000	New Hope Cultural Education Facilities Finance Corp. Revenue, Series 2025-A, 6.50%, due 10/1/2055	966,495
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	508,497 (a)
520,000	Series 2019-A, 5.00%, due 8/15/2049	449,374 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	$250,000 (b)
3,150,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Scott & White Health Project), (LOC: JP Morgan Chase Bank N.A.), Series 2024-A, 2.20%, due 11/15/2050	3,150,000 (e)
2,075,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Methodist Hospitals of Dallas), (LOC: TD Bank N.A.), Series 2008-A, 2.70%, due 10/1/2041	2,075,000 (e)
	Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding (Senior Lien-NTE Mobility Partners Segments 3 LLC)
1,750,000	Series 2023, 5.38%, due 6/30/2037	1,821,808
1,000,000	Series 2023, 5.38%, due 6/30/2039	1,026,981
1,000,000	Series 2023, 5.50%, due 6/30/2040	1,026,695
2,350,000	Series 2023, 5.50%, due 6/30/2041	2,397,396
3,500,000	Texas Water Development Board Revenue (Master Trust), Series 2024-A, 4.38%, due 10/15/2059	3,127,712
		40,439,251
Utah 3.0%
1,500,000	Mida Mountain Village Public Infrastructure District Revenue, Series 2024-2, 6.00%, due 6/15/2054	1,493,274 (a)
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	992,789
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	1,953,607
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	982,145
3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC), 5.40%, due 2/15/2028	3,029,841
	Utah Infrastructure Agency Telecommunication Revenue
450,000	Series 2024, 5.50%, due 10/15/2044	460,394
500,000	Series 2024, 5.50%, due 10/15/2048	504,541
		9,416,591
Vermont 0.5%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,006,342 (a)
700,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2027	700,586
		1,706,928
Virginia 1.3%
3,700,000	Virginia Beach Development Authority Revenue, Series 2023-A, 7.00%, due 9/1/2059	3,987,027
Washington 1.5%
3,770,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	3,773,006
1,000,000	Washington State Economic Development Finance Authority Environmental Facilities Revenue (Green Bond), Series 2020-A, 5.63%, due 12/1/2040	986,926 (a)
		4,759,932
West Virginia 1.4%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,579,953
1,500,000	Series 2023-B, (AG), 5.38%, due 9/1/2053	1,538,601
1,400,000	West Virginia Hospital Finance Authority Revenue Refunding (Charleston Area Medical Center, Inc.), Series 2019-A, 5.00%, due 9/1/2039	1,402,070
		4,520,624
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin 11.8%
$2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	$1,947,897
870,000	Public Finance Authority Education Revenue (Pine Lake Preparatory, Inc.), Series 2015, 4.95%, due 3/1/2030	870,358 (a)
200,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	200,008 (a)
600,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	511,782 (a)
838,000	Public Finance Authority Revenue (Candela Project), Series 2023, 6.13%, due 12/15/2029	846,727 (a)
18,000,000	Public Finance Authority Revenue (Georgia Sr. 400 Express Lanes Project), Series 2025, 5.75%, due 12/31/2065	17,160,534 (h)
2,500,000	Public Finance Authority Revenue (Mayfair Project), Series 2024-A-4, 5.50%, due 11/15/2032	2,480,238 (a)
3,077,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	3,076,929 (a)
3,000,000	Public Finance Authority Revenue Refunding (Celanese Project), Series 2016-D, 4.05%, due 11/1/2030	2,975,205
6,000,000	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project), Series 2021, 4.25%, due 7/1/2054	4,612,204
800,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	686,168 (a)
	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project)
1,000,000	Series 2024, 6.00%, due 7/1/2060	955,851
1,000,000	Series 2025, 6.63%, due 7/1/2060	1,012,721
		37,336,622
Total Investments 175.1% (Cost $578,389,609)		553,767,845
Liabilities Less Other Assets (3.0)%		(9,578,022)
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (72.1)%		(227,900,000)(i)
Net Assets Applicable to Common Stockholders 100.0%		$316,289,823

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $73,857,728, which represents 23.4% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2025.

(e)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2025.

(f)	Value determined using significant unobservable inputs.
(g)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $3,255, which represents 0.0% of net assets applicable to common stockholders of the Fund.

(h)	When-issued security. Total value of all such securities at July 31, 2025 amounted to $17,160,534, which represents 5.4% of net assets applicable to common stockholders of the Fund.
(i)	Fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $3,255, which represents 0.0% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2025	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2025
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	$2,227,759	$3,255	0.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
South Carolina	$—	$8,277,983	$3,255	$8,281,238
Other Municipal Notes#	—	545,486,607	—	545,486,607
Total Municipal Notes	—	553,764,590	3,255	553,767,845
Total Investments	$—	$553,764,590	$3,255	$553,767,845

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Loan Assignments(1)	$75	$—	$(715)	$708	$—	$(68)	$—	$—	$—	$—
Municipal Notes(1)	453	3	(1,810)	1,597	—	(240)	—	—	3	(191)
Total	$528	$3	$(2,525)	$2,305	$—	$(308)	$—	$—	$3	$(191)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$3,255	Market Approach	Recovery Value (of Par Value)	0.1%	0.1%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s outstanding Variable Rate Municipal Term Preferred Shares as of July 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Variable Rate Municipal Term Preferred Shares(a)	$—	$(227,900,000)	$—	$(227,900,000)
Total Variable Rate Municipal Term Preferred Shares	$—	$(227,900,000)	$—	$(227,900,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2025
Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
The value of the Fund's Variable Rate Municipal Term Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Counterparties:
TD	= TD Securities
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.